Commitments and Contingencies (Details) - Schedule of commitment for lease payments under the operating leases	Jun. 30, 2021 USD ($)
Schedule of commitment for lease payments under the operating leases [Abstract]
2022	$ 455,466
2023	483,015
2024	320,942
2025	21,947
Total payments	$ 1,281,370